CONSOLIDATED SEGMENT DATA (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Selected information by segment is presented in the following tables for the year ended December 31, 2023, 2022, and 2021.

	2023	2022	2021
Revenues(1)
TIT Segment	$214,980	$235,128	$636,743
CBT Segment	38,420,655	23,998,335	18,753,836
	$38,635,635	$24,233,463	$19,390,579

(1)	Revenues by operating segments exclude intercompany transactions.

	2023	2022	2021
(Loss) income from operations
TIT Segment	$(110,113)	$(617,180)	$570,220
CBT Segment	2,838,305	(181,454)	(7,668,616)
Corporate and others(2)	(2,925,890)	(2,367,003)	(3,042,360)
(Loss) from operations	(197,698)	(3,165,637)	(10,140,756)
Corporate other income (loss), net	552,058	3,201,613	(692,687)
Corporate interest income	2,100	7,956	4,631
Corporate interest expense	(580,630)	(556,434)	(928,352)
(Loss) before income taxes	(224,170)	(512,502)	(11,757,164)

Income tax (expense) benefit	(7,980)	(69,869)	(5,321)
Net (loss) from continuing operations	(232,150)	(582,371)	(11,762,485)
Net (loss) income from discontinued operations	(465,791)	(6,499,276)	1,837,626
Net (loss)	(697,941)	(7,081,647)	(9,924,859)

Less: Loss (income) attributable to the non-controlling interest	-	-	-
Net (loss) attributable to the Company	$(697,941)	$(7,081,647)	$(9,924,859)

(2)	Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash employee compensation by segment for the year ended December 31, 2023, 2022, and 2021 are as follows:

	2023	2022	2021
Non-cash employee compensation:
Corporate and others	1,360,000	-	2,950,070
	$1,360,000	$-	$2,950,070

Depreciation and amortization by segment for the year ended December 31, 2023, 2022, and 2021 are as follows:

	2023	2022	2021
Depreciation and amortization:
TIT Segment	$43,832	$44,678	$13,173
CBT Segment	2,472,741	3,499,253	2,219,247
	$2,516,573	$3,543,931	$2,232,420

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

	2023	2022	2021
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers:
TIT Segment	$6,097	$(43,741)	$(658,035)
CBT Segment	1,407,119	689,234	6,192,425
Corporate and others	-	-	7,327
	$1,413,216	$645,493	$5,541,717

	2023	2022	2021
Inventory obsolescence provision:
TIT Segment	$2,753	$-	$-
CBT Segment	(56,067)	63,716	(82,255)
	$(53,314)	$63,716	$(82,255)

Total assets by segment as at December 31, 2023 and 2022 are as follows:

	2023	2022
Total assets
TIT Segment	$131,137	$254,579
CBT Segment	31,384,549	27,200,882
Assets from discontinued operations	-	1,326,265
Corporate and others	1,310,628	427,089
	$32,826,314	$29,208,815